Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Current accounts	$ 142,787	$ 84,538
Bank deposits	15	19
Total	$ 142,802	$ 84,557	$ 17,565	$ 3,073